SCHEDULE OF CRYPTO ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Filecoin	[1]	$ 3,019,896	$ 705,309
Total crypto assets		$ 3,019,896	$ 705,309	$ 288,419	$ 7,277,717

[1]	As of December 31, 2024, the Company held 628,882.88 Filecoins with the carrying amount of $3,019,896, of which 104646.58 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 274,709 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, about 150,000 Filecoins were borrowed from HDP Capital Management Limited to meet the pledge needs for Filecoin mining business, and 204,173.88 Filecoins came from the Filecoin physical mining business. Out of the 628,882.88 Filecoins, approximately 425,396 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.